UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:
Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31
Date of reporting period: November 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET / CITISM CALIFORNIA TAX FREE RESERVES
(FORMERLY KNOWN AS CITISM CALIFORNIA TAX FREE RESERVES)

FORM N-Q
NOVEMBER 30, 2009

Western Asset / CitiSM California Tax Free Reserves

Schedule of Investments (unaudited)	November 30, 2009

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 100.0%
Education — 14.0%
	ABAG Finance Authority for Nonprofit Corp., CA:
$580,000	Francis Parker School Project, LOC-Bank of New York, 0.240%, 12/3/09 (a)	$580,000
1,200,000	Santa Cruz Montessori School, LOC-Comerica Bank, 0.300%, 12/3/09 (a)	1,200,000
100,000	California EFA Revenue, Stanford University, 0.200%, 12/2/09 (a)	100,000
3,000,000	California EFA, TECP, Stanford University, 0.350% due 4/14/10	3,000,000
3,500,000	California MFA Revenue, Trinity School, LOC-Comerica Bank, 0.300%, 12/3/09 (a)	3,500,000
5,600,000	California State University, TECP, LOC-State Street Bank & Trust Co.,
	JPMorgan Chase, 0.250% due 12/2/09	5,600,000
345,000	San Diego County, CA, COP, Friends of Chabad, LOC-Comerica Bank, 0.260%, 12/3/09 (a)	345,000
1,500,000	San Jacinto, CA, USD, COP, School Facility Bridge Funding Project, FSA,
	SPA-First Union National Bank, 0.400%, 12/3/09 (a)	1,500,000

	Total Education	15,825,000

Finance — 1.7%
900,000	California Communities Note Program, Note Participations, TRAN, 2.000%
	due 11/4/10	910,087
1,070,000	Oakland, CA, Joint Powers Financing Authority Revenue, Fruitvale Transit
	Village, LOC-Citibank N.A., 0.250%, 12/2/09 (a)	1,070,000

	Total Finance	1,980,087

General Obligation — 3.4%
1,215,000	California State, GO, Kindergarten - University, LOC-Citibank N.A., 0.190%, 12/1/09 (a)	1,215,000
400,000	Commonwealth of Puerto Rico, GO, FSA, SPA-Dexia Credit Local, 0.400%, 12/3/09 (a)	400,000
1,000,000	Corona-Norco, CA, USD, GO, TRAN, 1.500% due 9/1/10	1,005,951
300,000	Petaluma, CA, City Elementary School District, GO, TRAN, 1.250% due 11/23/10	301,601
200,000	Southern Kern, CA, USD, GO, BAN, 5.000% due 11/15/10	207,082
225,000	Yolo County, Washington, CA, USD, GO, TRAN, 1.250% due 6/30/10	225,324
500,000	Yuba County, CA, GO, TRAN, 1.500% due 10/29/10	503,384

	Total General Obligation	3,858,342

Health Care — 7.5%
	California Health Facilities Finance Authority:
1,000,000	Adventist Health System, LOC-Wachovia Bank, 0.170%, 12/1/09 (a)	1,000,000
3,200,000	Revenue, Stanford Hospital, 0.210%, 12/2/09 (a)	3,200,000
	California Health Facilities Financing Authority Revenue:
100,000	Adventist Health System West, LOC-U.S. Bank N.A., 0.170%, 12/1/09 (a)	100,000
650,000	Children’s Hospital, LOC-U.S. Bank N.A., 0.210%, 12/2/09 (a)	650,000
2,000,000	Stanford Hospital & Clinics, 0.550% due 6/16/10 (b)	2,000,000
300,000	California Statewide CDA Revenue, Cottage Health System, 0.200%, 12/3/09 (a)	300,000
1,300,000	Fresno, CA, Revenue, Trinity Health Credit, SPA-Landesbank Hessen-
	Thuringen, 0.260%, 12/3/09 (a)	1,300,000

	Total Health Care	8,550,000

Housing: Multi-Family — 14.0%
	California Statewide CDA, MFH Revenue:
3,400,000	Avian Glen Apartments Project, LOC-Citibank N.A., 0.330%, 12/3/09 (a)(c)	3,400,000
4,205,000	Harmony Court Apartments, FNMA, LIQ-FNMA, 0.290%, 12/3/09 (a)(c)	4,205,000

See Notes to Schedule of Investments.
1

Western Asset / CitiSM California Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

Housing: Multi-Family — 14.0% (continued)
$100,000	Ridgeway Apartments, LIQ-FHLMC, 0.210%, 12/3/09 (a)	$100,000
10,000	Concord, CA, MFH Revenue, Maplewood & Golden Glen, LOC-Citibank N.A., 0.340%, 12/3/09 (a)(c)	10,000
1,000,000	Contra Costa County, CA, Multi-Family Mortgage Revenue, Bay Apartment
	Communities Inc., LIQ-FNMA, 0.220%, 12/2/09 (a)	1,000,000
3,800,000	Daly City, CA, HFA, Multifamily Revenue, Serramonte Del Rey, 0.210%, 12/3/09 (a)	3,800,000
2,000,000	Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade
	Project, FHLMC, 0.210%, 12/3/09 (a)	2,000,000
750,000	Oceanside, CA, MFH Revenue, Shadow Way Apartments LP, LOC-FHLMC, 0.220%, 12/3/09 (a)	750,000
600,000	Pasadena, CA, CDA, MFH Revenue, Holly Street Apartments, FNMA-
	Collateralized, 0.260%, 12/3/09 (a)(c)	600,000
25,000	San Francisco, CA, City & County RDA, Multi-Family Revenue, Ocean
	Beach Apartments, LOC-Citibank N.A., 0.300%, 12/2/09 (a)(c)	25,000

	Total Housing: Multi-Family	15,890,000

Industrial Revenue — 2.6%
	California Infrastructure & Economic Development Bank Revenue:
1,400,000	California Academy of Sciences, LOC-U.S. Bank N.A., 0.200%, 12/1/09 (a)	1,400,000
100,000	Rand Corp., LOC-Bank of America N.A., 0.230%, 12/1/09 (a)	100,000
1,405,000	California MFA, IDR, Edelbrock Permanent Mold, LOC-Bank of America N.A.,
	0.370%, 12/3/09 (a)(c)	1,405,000

	Total Industrial Revenue	2,905,000

Miscellaneous — 7.2%
5,000,000	California Statewide CDA, TECP, Kaiser Permamente, 0.320% due 3/11/10	5,000,000
2,365,000	Orange County, CA, TECP, LOC-Dexia Credit Local, 0.300% due 1/12/10	2,365,000
800,000	Pasadena, CA, COP, LOC-Bank of America N.A., 0.220%, 12/3/09 (a)	800,000

	Total Miscellaneous	8,165,000

Pollution Control — 4.1%
4,610,000	California PCFA, PCR, Refunding, ExxonMobil Project, 0.160%, 12/1/09 (a)	4,610,000

Public Facilities — 7.5%
390,000	Fremont, CA, COP, Capital Improvement Financing Project, LOC-Scotiabank,
	0.260%, 12/3/09 (a)	390,000
6,349,000	Irvine, CA, Improvement Bond Act 1915, Assessment District 04-20, LOC-KBC Bank NV,
	0.200%, 12/1/09 (a)	6,349,000
1,715,000	Orange County, CA, Improvement Bond, Assessment District No. 88-1, LOC-KBC Bank N.V.,
	0.200%, 12/1/09 (a)	1,715,000

	Total Public Facilities	8,454,000

Solid Waste/Resource Recovery — 0.9%
1,035,000	California PCFA, Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A., 0.370%, 12/2/09 (a)(c)	1,035,000

Transportation — 12.0%
2,400,000	Los Angeles County, CA, MTA, Sales Tax Revenue, SPA-JPMorgan Chase, 0.190%, 12/1/09 (a)	2,400,000
3,000,000	Los Angeles Department of Airports, Revenue, International Airport A, LOC-
	BNP Paribas, 0.270%, 12/1/09 (a)(c)	3,000,000
400,000	Los Angeles, CA, Metropolitan Transportation, TECP, LOC-BNP Paribas,
	Dexia Credit Local, 0.500% due 12/8/09	400,000
1,400,000	Orange County, CA, Local Transportation Authority, TECP, LOC-Dexia
	Credit Local, Bank of America N.A., BNP Paribas, JPMorgan Chase,
	0.250% due 1/12/10	1,400,000
5,000,000	San Diego County, CA, Regional Transit, LOC-Dexia Credit Local, 0.280% due 12/1/09	5,000,000

See Notes to Schedule of Investments.
2

Western Asset / CitiSM California Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

Transportation — 12.0% (continued)
	San Francisco, CA, City & County Airports Commission, International Airport
	Revenue:
$200,000	LOC-Wells Fargo Bank N.A., 0.230%, 12/2/09 (a)	$200,000
1,250,000	0.750% due 9/15/10 (b)	1,250,000

	Total Transportation	13,650,000

Utilities — 11.1%
	California PCFA, PCR, Pacific Gas & Electric:
500,000	LOC-Bank One N.A., 0.170%, 12/1/09 (a)	500,000
100,000	LOC-JPMorgan Chase, 0.200%, 12/1/09 (a)	100,000
1,600,000	California State Department of Water Resources, Power Supply Revenue,
	LOC-Landesbank Hessen-Thuringen, 0.190%, 12/1/09 (a)	1,600,000
2,500,000	Los Angeles, CA, Department of Water & Power, SPA-Banco Bilboa Vizcaya, 0.180%, 12/1/09 (a)	2,500,000
3,900,000	Roseville, CA, Electric Systems Revenue, COP, FSA, SPA-Dexia Credit Local, 0.270%, 12/3/09 (a)	3,900,000
4,000,000	Walnut, CA, Energy Center Authority Revenue, 1.500% due 6/8/10 (b)	4,017,469

	Total Utilities	12,617,469

Water & Sewer — 14.0%
2,000,000	East Bay, CA, MUD Water Systems Revenue, TECP, 0.320% due 1/8/10	2,000,000
	Metropolitan Water District of Southern California:
4,185,000	0.320% due 6/1/10 (b)	4,185,000
200,000	Refunding, SPA-Lloyds TSB Bank PLC, 0.200%, 12/3/09 (a)	200,000
	Sacramento County, CA, Sanitation District Financing Authority Revenue:
1,300,000	LOC-Bank of America N.A., 0.200%, 12/1/09 (a)	1,300,000
2,100,000	LOC-U.S. Bank N.A., 0.230%, 12/2/09 (a)	2,100,000
2,500,000	San Diego County, CA, Water Authority, TECP, LOC-BNP Paribas, 0.300% due 12/2/09	2,500,000
1,720,000	Turlock, CA, COP, Capital Improvement & Refunding Project, LOC-Societe Generale, 0.200%, 12/1/09 (a)	1,720,000
1,810,000	West Basin, CA, Municipal Water District Revenue COP, SPA-Dexia Credit Local, 0.250%, 12/2/09 (a)	1,810,000

	Total Water & Sewer	15,815,000

	TOTAL INVESTMENTS — 100.0% (Cost — $113,354,898#)	113,354,898
	Other Assets in Excess of Liabilities — 0.0%	41,225

	TOTAL NET ASSETS — 100.0%	$113,396,123

(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Maturity date shown represents the mandatory tender date.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	- Association of Bay Area Governor
BAN	- Bond Anticipation Notes
CDA	- Community Development Authority
COP	- Certificate of Participation
EFA	- Educational Facilities Authority
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance - Insured Bonds
GO	- General Obligation
HFA	- Housing Finance Authority
IDR	- Industrial Development Revenue

See Notes to Schedule of Investments.

3

Western Asset / CitiSM California Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2009

LIQ	- Liquidity Facility
LOC	- Letter of Credit
MFA	- Municipal Finance Authority
MFH	- Multi-Family Housing
MTA	- Metropolitan Transportation Authority
MUD	- Municipal Utilities District
PCFA	- Pollution Control Finance Authority
PCR	- Pollution Control Revenue
RDA	- Redevelopment Agency
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TECP	- Tax Exempt Commercial Paper
TRAN	- Tax and Revenue Anticipation Notes
USD	- Unified School District

Ratings Table*

S&P/Moody’s/Fitch**
A-1	76.8%
VMIG1	12.8
SP-1	6.3
F-1	2.3
A	1.8

100.0%

*As a percentage of total investments.

** S&P primary rating; Moody’s secondary, then Fitch.

See pages 5 and 6 for definitions of ratings.

See Notes to Schedule of Investments.

4

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

5

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG 1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

6

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset / CitiSM California Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with rule 2a-7 under the 1940 Act, Money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance. The market approach, uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$113,354,898	—	$113,354,898

†    See Schedule of Investments for additional detailed categorizations.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

(c) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Section 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2009 the Fund did not invest in Swaps, Options, or Futures and does not have any intention to do so in the future.

7

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2010

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: January 25, 2010